Intangible Assets, Net - Schedule of Amortization Expenses (Details)	Oct. 31, 2024 USD ($)
Schedule of Amortization Expenses [Abstract]
Amortization expenses, 2025	$ 983
Amortization expenses, 2026	983
Amortization expenses, 2027	983
Amortization expenses, 2028	983
Amortization expenses, 2029	983
Amortization expenses, thereafter	$ 2,706